NJEDA BONDS (Details 1) (USD $)	12 Months Ended
Mar. 31, 2013
Proceeds from Issuance of Debt	$ 415,500
Series A Note Proceeds [Member]
Proceeds from Issuance of Debt	366,000
Series B Note Proceeds [Member]
Proceeds from Issuance of Debt	$ 49,500